TAX - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Adjustment of deferred tax	$ 6.7	$ (3.2)	$ 2.2
Unused Tax Credits	22.2	3.2	2.1
Unused Tax losses	38.7	28.4	21.0
Unused tax credits for which no deferred tax asset recognised	60.9	2.2	2.2
Unused tax losses for which no deferred tax asset recognised	$ 2.2	$ 2.2	$ 2.2
Effective tax rate	3.20%	0.30%	0.60%
Entities outside of the tonnage tax regime
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	$ 2.2
Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	$ 2.0	$ 5.9	$ 8.5